Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of plan assets and benefit obligation activity
Using an accrual measurement date of December 31, 2013 and 2012, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2013	2012
Change in fair value of plan assets
Fair value at beginning of measurement period	$117,768	$96,581
Actual return on plan assets	31,518	11,256
Company contributions	12,638	15,900
Benefits paid	(9,185)	(5,969)
Fair value at end of measurement period	$152,739	$117,768
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$97,653	$81,507
Service cost	4,817	4,271
Interest cost	4,223	4,048
Actuarial (gains)/loss	(8,329)	13,796
Benefits paid	(9,185)	(5,969)
Projected benefit obligation at the end of measurement period	$89,179	$97,653
Funded status at end of year (fair value of plan assets less benefit obligation)	$63,560	$20,115

Schedule of allocation of plan assets
The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2013	2012
Equity securities	50% - 100%	83%	83%
Fixed income and cash equivalents	remaining balance	17%	17%
Total		100%	100%

Schedule of assumptions used to determine benefit obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Discount rate	5.30%	4.47%	5.18%
Rate of compensation increase		3.00%	3.00%
Under age 30	10.00%
Ages 30-39	6.00%
Ages 40 and over	3.00%

Schedule of estimated future pension benefit Payments
The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2014	$5,732
2015	5,943
2016	6,047
2017	6,597
2018	6,845
2019-2023	42,387
Total	$73,551

Schedule of balances of accumulated other comprehensive income loss
The following table shows ending balances of accumulated other comprehensive loss at December 31, 2013 and 2012.

(In thousands)	2013	2012
Prior service cost	$(34)	$(54)
Net actuarial loss	(8,579)	(41,691)
Total	(8,613)	(41,745)
Deferred taxes	3,015	14,611
Accumulated other comprehensive loss	$(5,598)	$(27,134)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Using an actuarial measurement date of December 31 for 2013, 2012 and 2011, components of net periodic benefit cost and other amounts recognized in other comprehensive loss were as follows:

(In thousands)	2013	2012	2011
Components of net periodic benefit cost and other amounts recognized in other comprehensive (loss)
Service cost	$(4,817)	$(4,271)	$(4,557)
Interest cost	(4,223)	(4,048)	(3,967)
Expected return on plan assets	9,536	8,742	7,543
Amortization of prior service cost	(20)	(20)	(19)
Recognized net actuarial loss	(2,703)	(1,708)	(1,411)
Net periodic benefit cost	$(2,227)	$(1,305)	$(2,411)
Change to net actuarial gain/(loss) for the period	$30,409	$(11,236)	$(9,164)
Amortization of prior service cost	20	20	19
Amortization of net loss	2,703	1,708	1,411
Total recognized in other comprehensive income/(loss)	33,132	(9,508)	(7,734)
Total recognized in net benefit cost and other comprehensive income/(loss)	$30,905	$(10,813)	$(10,145)

Schedule of assumptions used to determine costs
The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2013, 2012 and 2011 are listed below:

	2013	2012	2011
Discount Rate	4.47%	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.50%	7.75%	7.75%